NATIONWIDE MUTUAL FUNDS

Nationwide Destination 2025 Fund
Nationwide Destination 2030 Fund
Nationwide Destination 2035 Fund
Nationwide Destination 2040 Fund
Nationwide Destination 2045 Fund
Nationwide Destination 2050 Fund
Nationwide Destination 2055 Fund
Nationwide Destination 2060 Fund
Nationwide Destination 2065 Fund

Nationwide Destination Retirement Fund
Nationwide Investor Destinations Aggressive Fund
Nationwide Investor Destinations Conservative Fund
Nationwide Investor Destinations Moderate Fund
Nationwide Investor Destinations Moderately
Aggressive Fund
Nationwide Investor Destinations Moderately
Conservative Fund

Supplement dated October 11, 2022
to the Statement of Additional Information dated February 28, 2022

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statement of Additional Information (“SAI”).

1.	Effective immediately, the SAI is amended as follows:

a.	The following replaces the table and accompanying footnotes under the heading “Officers of the Trust” beginning on page 55 of the SAI:

Lee T. Cummings
Year of Birth	Positions Held with Funds and Length of Time Served
1963	President, Chief Executive Officer and Principal Executive Officer since September 2022
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[1]  He previously served as the Trust’s Treasurer and Principal Financial Officer.

David Majewski
Year of Birth	Positions Held with Funds and Length of Time Served
1976	Treasurer and Principal Financial Officer since September 2022
Principal Occupation(s) During the Past Five Years (or Longer) Mr. Majewski previously served as the Trust’s Assistant Secretary and Assistant Treasurer.
Kevin Grether
Year of Birth	Positions Held with Funds and Length of Time Served
1970	Senior Vice President and Chief Compliance Officer since December 2021
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Grether is Senior Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance Company.[1] He previously served as the VP, Chief Compliance Officer for the Nationwide Office of Investments and its registered investment adviser, Nationwide Asset Management.

Stephen R. Rimes
Year of Birth	Positions Held with Funds and Length of Time Served
1970	Secretary, Senior Vice President and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual Insurance Company.[1] He previously served as Assistant General Counsel for Invesco from 2000-2019.

Steven D. Pierce
Year of Birth	Positions Held with Funds and Length of Time Served
1965	Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[1]

Christopher C. Graham
Year of Birth	Positions Held with Funds and Length of Time Served
1971	Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio Manager since September 2016
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[1]

[1]	These positions are held with an affiliated person or principal underwriter of the Funds.
b.
The list of entities or people that are affiliates of both the Trust and Nationwide Fund Distributors LLC under the heading “Distributor” beginning on page 65 of the SAI is deleted in its entirety and replaced with the following:

Nationwide Fund Advisors
Nationwide Fund Management LLC
Nationwide Life Insurance Company
Nationwide Life and Annuity Insurance Company
Jefferson National Life Insurance Company
Jefferson National Life Insurance Company of New York
Nationwide Financial Services, Inc.
Nationwide Corporation
Nationwide Mutual Insurance Company
Christopher Graham
Kevin Grether
M. Diane Koken
Lee T. Cummings
Steven D. Pierce
Stephen R. Rimes
David Majewski

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE